Events Subsequent - Additional Information (Detail) € / shares in Units, $ / shares in Units, shares in Millions, $ in Millions, € in Billions				1 Months Ended	12 Months Ended
	Jan. 29, 2018 EUR (€) € / shares	Jan. 22, 2018 USD ($) $ / shares	Jan. 07, 2018	Jan. 31, 2018 USD ($) shares	Dec. 31, 2019
Major business combination [Member] | Ablynx [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Price per share | € / shares	€ 45
Definitive agreement date	Jan. 29, 2018
Major business combination [Member] | Bioverativ [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Price per share | $ / shares		$ 105
Definitive agreement date		Jan. 22, 2018
Definitive agreement approval date		Feb. 07, 2018
Major business combination [Member] | Bioverativ [Member] | 2019 [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Business earnings accretive percentage					5.00%
Major business combination [Member] | Alnylam [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Strategic restructuring date			Jan. 07, 2018
Agreement amendment [Member] | Regeneron [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Prior development budget in total				$ 650
Agreement amendment [Member] | Common Stock [Member] | Regeneron [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Common stock | shares				1.4
Agreement amendment [Member] | Class A Common Stock and Common Stock [Member] | Regeneron [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Percentage of shares outstanding				25.00%
Agreement amendment [Member] | 2022 [Member] | Regeneron [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
New development budget in total				$ 1,640
Agreement amendment [Member] | Bottom of range [Member] | 2022 [Member] | Regeneron [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Prior development budget by partner				325
Agreement amendment [Member] | Top of range [Member] | 2022 [Member] | Regeneron [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
New development budget by partner				$ 820
Fully diluted basis [Member] | Major business combination [Member] | Ablynx [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Equity value | €	€ 3.9
Fully diluted basis [Member] | Major business combination [Member] | Bioverativ [Member]
Disclosure of non-adjusting events after reporting period [Line Items]
Equity value		$ 11,600